Summary of Significant Accounting Policies - Schedule of Disaggregates the Company's Revenue by Geographic Area (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregates the Company's Revenue Geographic Area [Line Items]
Total revenues	$ 807,500	$ 1,868,333	$ 869,935
China [Member]
Schedule of Disaggregates the Company's Revenue Geographic Area [Line Items]
Total revenues			824,098
United States [Member]
Schedule of Disaggregates the Company's Revenue Geographic Area [Line Items]
Total revenues	$ 807,500	$ 1,868,333	$ 45,837